VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2019
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2019:

Vessel	Effective from	Sales value (in $ millions)	Subsequent repurchase option (in $ millions)	Subsequent repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	202.0	November 2020	128.3	November 2025

Summary of the Bareboat Charter Rates Per Day Based on Base LIBOR Interest Rate for the Next Five Years
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2019 is shown below:

(in $ thousands)	2020	2021	2022	2023	2024	After 2024
Golar Eskimo*	23,122	22,008	21,251	20,532	19,828	15,959

*The payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR plus margin but excludes the repurchase obligation at the end of lease term.

Schedule of Variable Interest Entities
The most significant impact of consolidation of Eskimo SPV’s liabilities on our consolidated balance sheet is as follows:

(in $ thousands)	2019	2018
Liabilities
Short-term debt (refer to note 21)	11,436	11,836
Long-term debt (refer to note 21)	169,395	187,401
The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of and for the years ended December 31, 2019 and 2018:

(in thousands of $)	2019	2018
Balance sheet
Current assets	54,000	124,642
Non-current assets	1,300,065	1,392,711
Current liabilities	(45,106)	(109,773)
Non-current liabilities	(924,578)	(1,004,184)

Statement of operations
Liquefaction services revenue	218,095	127,625
Net income	70,756	77,842

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.

Balance Sheet of Variable Interest Entity	The following table summarizes the balance sheets of PTGI as of December 31, 2019 and 2018:

(in thousands of $)	2019	2018
ASSETS
Cash	13,108	19,599
Restricted cash (see note 17)	9,543	10,209
Vessels and equipment, net*	227,418	248,526
Other assets	3,158	2,699
Total assets	253,227	281,033

LIABILITIES AND EQUITY
Accrued liabilities	2,704	6,474
Current portion of long-term debt	14,382	14,303
Amounts due to related parties	51,203	83,334
Non-current debt	58,865	73,247
Other liabilities	974	638
Total liabilities	128,128	177,996
Total equity	125,099	103,037
Total liabilities and equity	253,227	281,033

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.